Fair Value of Financial Instruments (Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation) (Details) - Collateralized Debt Obligations [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance as of December 31, 2013	$ 4,293	$ 6,762
Amortization of discounts or premiums	1,146	1,595
Adjustments to fair value:
Included in other comprehensive income	6,129	752
Other-than-temporary impairments		(4,816)
Balance as of December 31, 2014	$ 11,568	$ 4,293